Intangibles	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Intangibles

NOTE 11: INTANGIBLES

Intangible assets other than goodwill

Intangible assets as of December 31, 2022 and 2021 consist of the following:

December 31, 2022	Acquisition Cost	Accumulated Depreciation	Net Book Value
Port terminal operating rights	$53,152	$(15,832)	$37,320
Customer relationships	36,120	(27,247)	8,873
Total intangible assets	$89,272	$(43,079)	$46,193

December 31, 2021	Acquisition Cost	Accumulated Depreciation	Net Book Value
Port terminal operating rights	$53,152	$(14,834)	$38,318
Customer relationships	36,120	(25,472)	10,648
Total intangible assets	$89,272	$(40,306)	$48,966

For all the years presented, no additions of intangible assets occurred.

Amortization expense for each of the years ended December 31, 2022, 2021 and 2020, amounted to $2,773, $2,772 and $2,773, respectively.

The aggregate amortization of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	$995	$995	$995	$995	$995	$32,345	$37,320
Customer relationships	1,775	1,775	1,775	1,775	1,773	—	8,873
Total	$2,770	$2,770	$2,770	$2,770	$2,768	$32,345	$46,193

Goodwill

Goodwill resulted from acquisitions of businesses amounted to $104,096 in all periods presented. As of December 31, 2022, the Company performed impairment tests on goodwill and concluded that no impairment should be recognized. The recoverable amount of $794,301 is determined based on discounted future cash flows based on the financial budget approved by management for the year ended December 31, 2022, and management forecasts until 2027. A weighted average cost of capital rate of 11.01% was used to discount the future cash flows.